Schedule IV-Reinsurance (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Life Insurance in Force
Direct amount	$ 907,453	$ 1,305,072	$ 1,527,165
Ceded to other companies	132,724	144,288	157,762
Assumed from other Companies	0	0	0
Net amount	774,729	1,160,784	1,369,403
Percentage of amount assumed to net	0.00%	0.00%	0.00%
Premiums:
Direct amount	27,244	32,637	34,782
Ceded to other companies	9,295	11,625	11,512
Assumed from other companies	5,753	6,331	6,807
Net earned premiums	23,702	27,343	30,077
Percentage of amount assumed to net	24.30%	23.20%	22.60%
Benefits:
Direct Amount	93,437	32,561	35,403
Less: Reinsurance ceded and other	81,665	19,453	20,665
Assumed policyholder benefits	4,169	8,173	4,879
Net policyholder benefits	15,941	21,281	19,617
Percentage of amount assumed to net	26.10%	38.40%	24.90%
Life insurance
Premiums:
Direct amount	4,715	6,088	5,908
Ceded to other companies	1,064	1,616	961
Assumed from other companies	0	0	0
Net earned premiums	3,651	4,472	4,947
Percentage of amount assumed to net	0.00%	0.00%	0.00%
Benefits:
Direct Amount	3,775	4,617	4,217
Less: Reinsurance ceded and other	1,462	2,226	1,653
Assumed policyholder benefits	0	0	0
Net policyholder benefits	2,313	2,391	2,564
Percentage of amount assumed to net	0.00%	0.00%	0.00%
Accident and health insurance
Premiums:
Direct amount	22,529	26,549	28,874
Ceded to other companies	8,231	10,009	10,551
Assumed from other companies	5,753	6,331	6,807
Net earned premiums	20,051	22,871	25,130
Percentage of amount assumed to net	28.70%	27.70%	27.10%
Benefits:
Direct Amount	89,662	27,944	31,186
Less: Reinsurance ceded and other	80,203	17,227	19,012
Assumed policyholder benefits	4,169	8,173	4,879
Net policyholder benefits	$ 13,628	$ 18,890	$ 17,053
Percentage of amount assumed to net	30.60%	43.30%	28.60%